Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		12 Months Ended	18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000009596
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Balanced Fund
Accumulated Value	$ 10,000			$ 10,460		$ 12,316		$ 11,980		$ 14,458		$ 17,458		$ 20,451		$ 16,188		$ 19,853		$ 23,432		$ 26,615
C000009600
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Dividend Growth Fund - Class I
Accumulated Value	10,000			11,073		13,314		12,440		16,060		18,303		23,424		20,624		23,694		28,025		33,296
C000033658
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Dividend Growth Fund - Class S
Accumulated Value	10,000			11,049		13,245		12,347		15,907		18,081		23,083		20,268		23,232		27,393		32,464
C000069003
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Global Dividend Growth Fund - Class I
Accumulated Value	10,000			10,496		12,569		11,358		14,391		16,693		20,632		16,910		20,819		24,319		28,376
C000071096
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Global Dividend Growth Fund - Class S
Accumulated Value	10,000			10,471		12,517		11,273		14,251		16,499		20,336		16,622		20,409		23,778		27,674
C000170242
Account Value [Line Items]
Line Graph and Table Measure Name		Sit ESG Growth Fund - Class I
Accumulated Value			$ 10,201		$ 12,620		$ 11,692		$ 14,779		$ 17,129		$ 20,546		$ 16,230		$ 20,559		$ 24,715		$ 29,571
C000170243
Account Value [Line Items]
Line Graph and Table Measure Name		Sit ESG Growth Fund - Class S
Accumulated Value			10,188		12,580		11,617		14,645		16,933		20,263		15,958		20,163		24,186		28,861
C000153295
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Small Cap Dividend Growth Fund - Class I
Accumulated Value	10,000			12,059		13,711		11,370		14,453		16,795		20,754		17,211		19,877		22,953		25,919
C000153296
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Small Cap Dividend Growth Fund - Class S
Accumulated Value	10,000			12,031		13,645		11,287		14,300		16,588		20,448		16,900		19,472		22,445		25,268
C000009598
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Small Cap Growth Fund
Accumulated Value	10,000			10,356		11,982		10,699		13,820		18,785		21,835		16,256		18,992		21,551		23,584
C000009595
Account Value [Line Items]
Line Graph and Table Measure Name		Sit International Growth Fund
Accumulated Value	10,000			9,334		11,576		9,693		12,230		14,508		16,230		12,655		15,181		16,025		19,573
C000009597
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Developing Markets Growth Fund
Accumulated Value	10,000			10,359		14,836		12,648		15,148		18,653		16,999		14,079		15,111		17,170		23,373
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000			10,265		10,628		10,629		11,556		12,423		12,232		10,641		11,229		11,369		12,199
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000			11,196		13,640		13,042		17,149		20,304		26,133		21,400		27,025		33,787		39,828
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000			11,196		13,640		13,042		17,149		20,304		26,133		21,400		27,025		33,787		39,828
MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000			10,751		13,159		12,013		15,337		17,776		21,654		17,726		21,942		26,039		31,532
MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000			10,751		13,159		12,013		15,337		17,776		21,654		17,726		21,942		26,039		31,532
MSCI World Index
Account Value [Line Items]
Accumulated Value			10,681		13,074		11,935		15,237		17,660		21,513		17,610		21,799		25,869		31,326
MSCI World Index
Account Value [Line Items]
Accumulated Value			$ 10,681		$ 13,074		$ 11,935		$ 15,237		$ 17,660		$ 21,513		$ 17,610		$ 21,799		$ 25,869		$ 31,326
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808		26,209		32,448		38,012
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808		26,209		32,448		38,012
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808		26,209		32,448		38,012
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	10,000			10,100		12,628		10,887		13,284		14,322		15,935		13,632		16,118		16,735		21,959
MSCI Emerging Markets Index
Account Value [Line Items]
Accumulated Value	10,000			10,858		14,587		12,160		14,036		16,260		15,514		12,043		12,891		13,543		17,684
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000			11,196		13,640		13,042		17,149		20,304		26,133		21,400		27,025		33,787		39,828
Russell 2000® Index
Account Value [Line Items]
Accumulated Value	10,000			12,131		13,908		12,376		15,535		18,636		21,397		17,024		19,906		22,203		25,047
Russell 2000® Index
Account Value [Line Items]
Accumulated Value	10,000			12,131		13,908		12,376		15,535		18,636		21,397		17,024		19,906		22,203		25,047
Russell 2000® Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 11,132		$ 13,599		$ 12,334		$ 15,847		$ 21,335		$ 21,939		$ 16,157		$ 19,171		$ 22,077		$ 24,949